Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss)
Fair value of derivative liabilities	$ 4,116,000,000	$ 2,415,000,000
Derivative instruments in fair value hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	4,300,000,000	5,900,000,000
Average remaining maturity	5 years 1 month 6 days	5 years 6 months
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss)
Notional amount	10,700,000,000	10,900,000,000
Average remaining maturity	8 months 12 days	8 months 12 days
Net gains (losses) in other comprehensive income in connection with cash flow hedges	(138,000,000)	88,000,000
Gains (losses) expected to be reclassified to net income within the next 12 months	(79,000,000)	191,000,000
Maximum length of time hedged	4 years
Derivative instruments in cash flow hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Net gains (losses) in other comprehensive income/(loss), cash flow hedges of borrowings	1,000,000	(5,000,000)
Gains (losses) expected to be reclassified to net income within the next 12 months	1,000,000	(6,000,000)
Derivative instruments in cash flow hedging relationships | Currency swaps
Derivative Instruments, Gain (Loss)
Maximum length of time hedged	3 years
Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Notional amount	3,300,000,000	5,000,000,000
Average remaining maturity	4 months 24 days	4 months 24 days
Derivative instruments designated as hedging instruments
Derivative Instruments, Gain (Loss)
Fair value of derivative liabilities	345,000,000	428,000,000
Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Fair value of derivative liabilities	159,000,000	103,000,000
Derivative instruments not designated as hedging instruments | Foreign exchange forward and swap contracts
Derivative Instruments, Gain (Loss)
Notional amount	12,900,000,000	13,600,000,000
Maximum length of time hedged	1 year
Derivative instruments not designated as hedging instruments | Equity contracts
Derivative Instruments, Gain (Loss)
Notional amount	$ 1,200,000,000	$ 1,000,000,000
Derivative instruments not designated as hedging instruments | Credit default swaps
Derivative Instruments, Gain (Loss)
Maximum length of time hedged	1 year